Related party transactions - Summary of Transactions Due To Related Parties (Parenthetical) (Detail) $ in Thousands, ¥ in Millions	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Jul. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($)
Yingzhi (Lisa) Tang [Member]
Schedule Of Transactions Due To Related Parties [Line Items]
Debt Instrument, Face Amount		¥ 1.5
Yingzhi (Lisa) Tang [Member] | Two Year Loan Agreement [Member]
Schedule Of Transactions Due To Related Parties [Line Items]
Debt Instrument, Face Amount		¥ 1.5
Debt Instrument, Interest Rate, Stated Percentage		9.00%
Yingzhi (Lisa) Tang [Member] | Forty Month Loan Agreement [Member]
Schedule Of Transactions Due To Related Parties [Line Items]
Debt Instrument, Face Amount			¥ 1.0	$ 150
Debt Instrument, Interest Rate, Stated Percentage			6.00%	6.00%
Yan Jiang [Member] | Two Year Loan Agreement [Member]
Schedule Of Transactions Due To Related Parties [Line Items]
Debt Instrument, Face Amount	¥ 9.0	¥ 9.0
Debt Instrument, Interest Rate, Stated Percentage	9.00%	9.00%